Tax situation - Additional information (Details)											1 Months Ended				12 Months Ended
		Dec. 26, 2019 PEN (S/)	Dec. 26, 2019 USD ($)	Oct. 26, 2019 USD ($)	Jan. 01, 2019	May 28, 2018 installment item	Jan. 18, 2018 installment	Jan. 01, 2017	Dec. 31, 2014	Jan. 01, 2004	Oct. 31, 2018 PEN (S/) installment item	Oct. 31, 2018 USD ($) installment item	Jul. 17, 2012	Sep. 28, 2011	Dec. 31, 2019 PEN (S/) installment	Dec. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019 USD ($)	Dec. 26, 2019 USD ($)	Oct. 29, 2019 PEN (S/)	Oct. 29, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure Of Income Tax Explanatory
Refunds provision																						$ 128,100,000
Applicable tax rate															29.50%	29.50%	32.00%	32.00%
Income Tax Rate Applicable To Dividends															5.00%	5.00%
Applicable Tax Rate With Respect To Results Obtained																			6.80%	6.80%	4.10%
Unused tax losses for which no deferred tax asset recognised															S/ 1,950,896,000							588,151,000				S/ 1,550,156,000	$ 458,762,000
Mining royalties.																$ 12,832,000	$ 21,388,000	$ 30,884,000
Term of agreement of guarantees and measures to promote investments													15 years
Current tax expense (income)																11,911,000	16,882,000	23,713,000
Current tax expense income relating to special mining tax																18,600,000	(28,200,000)	102,600,000
Current tax expense income relating to mining royalties																28,400,000	34,900,000	110,700,000
Current tax expense income relating to statutory retirement fund																1,800,000	1,500,000	10,900,000
Deferred tax expense (income)																(37,501,000)	9,997,000	(5,825,000)
Tax expense (income), continuing operations																$ 25,590,000	$ (26,879,000)	$ (17,888,000)
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained																		5.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate					29.00%			29.50%							29.50%	29.50%	29.50%	29.50%
Maximum mining tax rate on operating profit														12.00%
Mining royalties included in cost of production																$ 7,360,000	$ 1,273,000	$ 3,140,000
Mining tax expense																$ 9,702,000	592,000	1,418,000
Employers contribution rate															0.50%	0.50%
Employees Contribution Rate															0.50%	0.50%
Current Income Tax Payable																						20,276,000
Mining Tax Payable																						2,877,000					3,552,000
Income and mining tax expense																$ 728,000	39,000	29,000
Term of agreement of guarantees and measures to promote investments															15 years	15 years
Mining royalties payable																		0				1,563,000					0
Current tax expense (income)																$ 64,928,000	30,368,000	7,026,000
Deferred tax expense (income)																0	(1,071,000)	0
Tax expense (income), continuing operations																$ 64,928,000	$ 29,297,000	$ 7,026,000
Tax rate effect from change in tax rate															29.00%	29.00%
Minera Yanacocha SRL and subsidiary [Member] | Tax Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Progressive income tax rate									28.00%
Minera Yanacocha SRL and subsidiary [Member] | Tax Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Progressive income tax rate									27.00%
Minera Yanacocha SRL and subsidiary [Member] | Tax Year 2018 [Member]
Disclosure Of Income Tax Explanatory
Progressive income tax rate									27.00%
Minera Yanacocha SRL and subsidiary [Member] | Tax Year 2019 [Member]
Disclosure Of Income Tax Explanatory
Progressive income tax rate									26.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate															32.00%	32.00%	32.00%	32.00%
Deferred tax expense (income) recognised in profit or loss																$ 141,600,000	$ 62,200,000	$ (169,100,000)
Amount Paid For Disputed Tax Assessments																						396,500,000
Other non-current receivables	[1]																					186,626,000					183,208,000
Current tax expense (income)																(298,074,000)	(325,170,000)
Deferred tax expense (income)																139,934,000	61,483,000	(167,541,000)
Tax expense (income), continuing operations																298,074,000	325,170,000	486,043,000
Current income tax expense																156,500,000	263,000,000	655,100,000
Sociedad Minera Cerro Verde S.A.A. [Member] | December 2006 to December 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax payment based on exchange rates																									$ 214,400,000
Tax payment based on estimated due																								S/ 711,100,000	$ 221,900,000
Sociedad Minera Cerro Verde S.A.A. [Member] | January 2009 To September 2011 [Member] | SUNAT
Disclosure Of Income Tax Explanatory
Tax payment based on exchange rates																						95,000,000
Tax payment based on estimated due															S/ 315,100,000							94,700,000
Number Of Installment Payment Programs | item											2	2
Number Of Equal Monthly Payments | installment											66	66
Deferred Interest, Interest And Penalties												$ 202,800,000				202,800,000
Amount of the assessment, including interest and penalties											S/ 1,000,000,000	$ 314,100,000			1,000,000,000	314,100,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Fourth Quarter Of 2011 [Member] | SUNAT
Disclosure Of Income Tax Explanatory
Tax payment based on exchange rates																							$ 17,400,000
Tax payment based on estimated due		S/ 57,600,000																					$ 17,300,000
Penalties and interest for default tax				$ 17,400,000
Amount of the assessment, including interest and penalties		S/ 57,600,000	$ 17,300,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Fourth Quarter Of 2011 To The Fourth Quarter Of 2012 [Member] | SUNAT
Disclosure Of Income Tax Explanatory
Number Of Equal Monthly Payments | installment							66
Deferred Interest, Interest And Penalties																40,500,000
Amount of the assessment, including interest and penalties															255,800,000	77,100,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2012 [Member] | SUNAT
Disclosure Of Income Tax Explanatory
Tax payment based on exchange rates																						19,800,000
Tax payment based on estimated due															65,700,000							19,500,000
Deferred Interest, Interest And Penalties																45,700,000
Amount of the assessment, including interest and penalties															266,100,000	$ 80,200,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2013 [Member] | SUNAT
Disclosure Of Income Tax Explanatory
Penalties And Interest Of Special Mining Tax															S/ 151,000,000							45,500,000
Number Of Installment Payment Programs | item						2
Number Of Equal Monthly Payments | installment						66									66	66
Amount Of Assessment Including Interest And Penalties Special Mining Tax															S/ 151,000,000							45,500,000
Interest And Penalties Based On Exchange Rates																						29,500,000
Amount of the assessment, including interest and penalties															S/ 183,900,000	$ 55,400,000
Exchange rate including interest and penalties																22,100,000
Minera Yanacocha SRL One [Member]
Disclosure Of Income Tax Explanatory
Additional income and mining tax expense																	$ 8,230,000	$ 3,526,000
Current Income Tax Payable																											19,239,000
Current Income Tax Offset																$ 7,913,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate															32.00%	32.00%
Peruvian government [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Royalty rate on revenue														1.00%
Standby Letters of Credit [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Notional amount															S/ 1,643,900,000							$ 495,600,000				S/ 1,137,400,000	$ 336,600,000
Bottom of range [member]
Disclosure Of Income Tax Explanatory
Royalty rate on revenue										1.00%
Bottom of range [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit															2.00%	2.00%
Bottom of range [member] | Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit															4.00%	4.00%
Top of range [member]
Disclosure Of Income Tax Explanatory
Royalty rate on revenue										12.00%
Top of range [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit															8.40%	8.40%
Top of range [member] | Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit															13.12%	13.12%

[1]	Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT from years 2003 to 2012 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.